Quarterly portfolio holdings
John Hancock
Emerging Markets Debt Fund
Fixed income
May 31, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 5-31-25 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 2.5%					$27,265,336
(Cost $27,422,296)
U.S. Government 2.5%					27,265,336
U.S. Treasury
Bond	4.625	11-15-44		6,750,000	6,483,164
Note	4.250	11-15-34		10,700,000	10,594,672

Note	4.625	02-15-35		10,000,000	10,187,500
Foreign government obligations 42.2%					$456,304,246
(Cost $472,880,374)
Argentina 4.4%					47,381,909
Provincia de Buenos Aires
Bond	6.375	09-01-37		2,822,700	2,039,401
Bond (A)	6.625	09-01-37		10,057,593	7,266,611
Provincia de Rio Negro
Bond (A)(B)	6.875	03-10-28		1,474,805	1,342,072
Republic of Argentina
Bond (0.750% to 7-9-27, then 1.750% thereafter)	0.750	07-09-30		16,720,000	13,091,760
Bond (4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter)	4.125	07-09-35		35,207,840	23,642,065
Bahrain 1.5%					16,409,391
Kingdom of Bahrain
Bond (A)	5.250	01-25-33		6,000,000	5,455,785
Bond	5.250	01-25-33		1,800,000	1,636,735
Bond	6.750	09-20-29		4,400,000	4,462,704
Bond (A)	7.750	04-18-35		4,650,000	4,854,167
Brazil 1.7%					18,113,331
Federative Republic of Brazil
Note	10.000	01-01-27	BRL	105,000,000	18,113,331
Colombia 2.6%					27,680,925
Republic of Colombia
Bond	3.125	04-15-31		10,070,000	8,232,225
Bond	5.000	06-15-45		16,600,000	10,968,450
Bond	5.200	05-15-49		3,900,000	2,556,450
Bond	7.500	02-02-34		6,000,000	5,923,800
Costa Rica 0.5%					5,821,125
Republic of Costa Rica
Bond (A)	7.300	11-13-54		4,700,000	4,799,875
Bond	7.300	11-13-54		1,000,000	1,021,250
Dominican Republic 2.5%					27,548,465
Government of Dominican Republic
Bond (A)	5.300	01-21-41		4,300,000	3,618,235
Bond	5.300	01-21-41		1,400,000	1,178,030
Bond (A)	5.875	01-30-60		5,350,000	4,387,803
Bond	5.875	01-30-60		3,500,000	2,870,525
Bond	6.850	01-27-45		1,550,000	1,498,153
Bond	10.500	03-15-37	DOP	418,000,000	6,944,658
Bond (A)	10.750	06-01-36	DOP	418,700,000	7,051,061
Ecuador 2.0%					21,217,680
Republic of Ecuador
Bond (5.000% to 7-31-26, then 5.500% to 7-31-27, then 6.000% to 7-31-28, then 6.500% to 7-31-29, then 6.900% thereafter)	5.000	07-31-40		13,500,000	7,211,430
Bond (5.500% to 7-31-25, then 6.900% thereafter)	5.500	07-31-35		22,500,000	14,006,250
Egypt 1.9%					20,240,187
Arab Republic of Egypt
Bond (A)	7.500	01-31-27		3,700,000	3,740,536
Bond	7.500	01-31-27		900,000	909,860
2	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Egypt (continued)
Bond	8.500	01-31-47		9,730,000	$7,484,218
Bond (A)	8.875	05-29-50		6,000,000	4,744,726
Bond	8.875	05-29-50		4,250,000	3,360,847
Ghana 1.1%					12,369,701
Republic of Ghana
Bond (A)(C)	3.152	07-03-26		401,400	387,863
Bond (A)(C)	4.530	01-03-30		939,283	764,024
Bond (5.000% to 7-3-28, then 6.000% thereafter) (A)	5.000	07-03-29		7,547,450	6,896,241
Bond (5.000% to 7-3-28, then 6.000% thereafter) (A)	5.000	07-03-35		5,820,300	4,321,573
Hungary 2.0%					22,036,836
Republic of Hungary
Bond (A)	5.500	03-26-36		7,300,000	6,909,450
Bond (A)	6.125	05-22-28		2,800,000	2,883,849
Bond	6.125	05-22-28		800,000	823,957
Bond	6.250	09-22-32		11,030,000	11,419,580
Iraq 0.4%					4,450,123
Republic of Iraq
Bond	5.800	01-15-28		4,529,250	4,450,123
Ivory Coast 0.3%					3,197,441
Republic of Ivory Coast
Bond (A)	4.875	01-30-32	EUR	2,465,000	2,460,722
Bond	4.875	01-30-32	EUR	738,000	736,719
Jordan 1.0%					11,109,010
The Hashemite Kingdom of Jordan
Bond	7.500	01-13-29		11,000,000	11,109,010
Morocco 0.5%					5,194,250
Kingdom of Morocco
Bond (A)	4.000	12-15-50		6,500,000	4,273,750
Bond	4.000	12-15-50		1,400,000	920,500
Nigeria 2.4%					25,519,177
Federal Republic of Nigeria
Bond	7.625	11-28-47		3,250,000	2,435,583
Bond (A)	7.696	02-23-38		2,600,000	2,132,838
Bond	7.696	02-23-38		800,000	656,258
Bond (A)	7.875	02-16-32		2,000,000	1,809,740
Bond	7.875	02-16-32		6,500,000	5,881,655
Bond (A)	8.375	03-24-29		5,500,000	5,405,653
Bond	8.375	03-24-29		1,600,000	1,572,554
Bond	9.248	01-21-49		6,400,000	5,624,896
Oman 0.8%					8,281,438
Sultanate of Oman
Bond (A)	7.000	01-25-51		6,250,000	6,429,688
Bond	7.000	01-25-51		1,800,000	1,851,750
Panama 2.0%					21,095,036
Republic of Panama
Bond	2.252	09-29-32		9,500,000	6,982,500
Bond	6.700	01-26-36		3,950,000	3,803,258
Bond	6.853	03-28-54		3,700,000	3,206,605
Bond	6.875	01-31-36		7,350,000	7,102,673
Philippines 1.0%					11,054,512
Asian Development Bank
Bond	20.000	03-27-26	NGN	17,500,000,000	11,054,512
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	3

	Rate (%)	Maturity date	Par value^	Value
Poland 0.6%				$7,015,596
Republic of Poland
Bond	4.875	10-04-33	3,520,000	3,448,443
Bond	5.500	04-04-53	3,920,000	3,567,153
Qatar 2.2%				23,381,256
State of Qatar
Bond (A)	4.817	03-14-49	10,000,000	8,887,360
Bond	4.817	03-14-49	11,500,000	10,220,464
Bond (A)	5.103	04-23-48	4,250,000	3,948,280
Bond	5.103	04-23-48	350,000	325,152
Romania 1.1%				11,995,503
Republic of Romania
Bond	3.625	03-27-32	7,240,000	6,051,675
Bond	6.625	02-17-28	5,820,000	5,943,828
Saudi Arabia 3.6%				39,045,774
Kingdom of Saudi Arabia
Bond (A)	2.250	02-02-33	7,760,000	6,396,878
Bond	2.250	02-02-33	1,900,000	1,566,246
Bond (A)	5.000	01-18-53	12,600,000	10,451,473
Bond	5.000	01-18-53	2,100,000	1,741,912
Bond (A)	5.250	01-16-50	18,050,000	15,821,403
Bond	5.250	01-16-50	3,500,000	3,067,862
South Africa 1.7%				18,905,963
Republic of South Africa
Bond	4.300	10-12-28	4,300,000	4,110,843
Bond	5.875	04-20-32	9,300,000	8,913,120
Bond	7.300	04-20-52	6,800,000	5,882,000
Turkey 3.1%				33,724,452
Istanbul Metropolitan Municipality
Bond (A)	10.500	12-06-28	4,250,000	4,533,135
Bond	10.500	12-06-28	4,300,000	4,586,466
Republic of Turkey
Bond	5.950	01-15-31	6,400,000	6,003,951
Bond	6.000	01-14-41	23,550,000	18,600,900
Ukraine 1.0%				10,495,128
Republic of Ukraine
Bond (0.000% to 2-1-27, then 3.000% thereafter) (A)	0.000	02-01-30	766,241	370,838
Bond (0.000% to 2-1-27, then 3.000% to 8-1-33, then 7.750% thereafter) (A)	0.000	02-01-34	2,863,326	1,073,747
Bond (0.000% to 2-1-27, then 3.000% to 8-1-33, then 7.750% thereafter) (A)	0.000	02-01-35	2,419,711	1,173,560
Bond (0.000% to 2-1-27, then 3.000% to 8-1-33, then 7.750% thereafter) (A)	0.000	02-01-36	2,016,426	979,237
Bond (1.750% to 8-1-25, then 4.500% to 2-1-27, then 6.000% to 8-1-33, then 7.750% thereafter) (A)	1.750	02-01-34	2,104,097	1,035,742
Bond (1.750% to 8-1-25, then 4.500% to 2-1-27, then 6.000% to 8-1-33, then 7.750% thereafter) (A)	1.750	02-01-36	7,013,659	3,321,844
GDP-Linked Bond (D)(E)*	7.750	05-31-40	3,500,000	2,540,160
Venezuela 0.3%				3,020,037
Republic of Venezuela
Bond (F)	7.650	04-21-25	20,000,000	3,020,037

Corporate bonds 46.1%				$499,570,459
(Cost $541,305,730)
Brazil 2.5%				27,126,761
CSN Resources SA	4.625	06-10-31	2,117,000	1,629,346
CSN Resources SA (B)	5.875	04-08-32	5,750,000	4,724,655
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30	6,900,000	6,494,992
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31	5,523,876	4,322,433
MC Brazil Downstream Trading SARL	7.250	06-30-31	4,603,230	3,602,028
4	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Brazil (continued)
Odebrecht Holdco Finance, Ltd. (A)(C)	21.237	09-10-58	1,671,394	$2,507
Odebrecht Holdco Finance, Ltd. (C)	21.237	09-10-58	1,396,835	2,095
OEC Finance, Ltd. (3.440% Cash and 3.058% PIK) (F)	6.498	12-27-33	1,426,287	16,211
OEC Finance, Ltd. (7.500% Cash or 10.500% PIK) (A)(F)(G)	7.500	06-30-25	1,912,777	3,826
Petrobras Global Finance BV	6.850	06-05-15	7,276,000	6,328,668
Canada 0.7%				7,461,255
Canacol Energy, Ltd.	5.750	11-24-28	8,600,000	3,784,000
St. Marys Cement, Inc. (A)(B)	5.750	04-02-34	3,700,000	3,677,255
Chile 3.2%				34,223,392
Antofagasta PLC (A)	6.250	05-02-34	4,900,000	4,990,111
Colbun SA (B)	3.950	10-11-27	4,500,000	4,423,817
Corp. Nacional del Cobre de Chile	4.500	08-01-47	6,800,000	5,156,238
Corp. Nacional del Cobre de Chile (A)	5.125	02-02-33	4,800,000	4,593,197
Corp. Nacional del Cobre de Chile	5.125	02-02-33	5,500,000	5,263,038
Empresa Nacional del Petroleo (A)	5.950	07-30-34	3,400,000	3,408,541
Sociedad Quimica y Minera de Chile SA (A)	5.500	09-10-34	6,700,000	6,388,450
China 0.6%				6,936,962
State Grid Overseas Investment 2014, Ltd.	4.850	05-07-44	7,235,000	6,936,962
Colombia 0.3%				2,743,157
Empresas Publicas de Medellin ESP (A)	4.250	07-18-29	2,300,000	2,103,087
Empresas Publicas de Medellin ESP	4.250	07-18-29	700,000	640,070
Costa Rica 1.0%				10,371,701
Instituto Costarricense de Electricidad	6.375	05-15-43	11,780,000	10,371,701
Dominican Republic 0.7%				7,971,219
Aeropuertos Dominicanos Siglo XXI SA (A)	7.000	06-30-34	7,860,000	7,971,219
Guatemala 0.6%				6,627,595
CT Trust (A)	5.125	02-03-32	5,600,000	5,154,796
CT Trust (B)	5.125	02-03-32	1,600,000	1,472,799
Hong Kong 0.5%				5,557,089
Sinochem Overseas Capital Company, Ltd.	6.300	11-12-40	5,100,000	5,557,089
India 3.5%				37,408,274
Adani Green Energy UP, Ltd. (A)	6.700	03-12-42	7,448,400	6,625,501
Adani Ports & Special Economic Zone, Ltd. (A)	3.100	02-02-31	4,500,000	3,786,491
Adani Ports & Special Economic Zone, Ltd.	3.100	02-02-31	500,000	420,721
Adani Ports & Special Economic Zone, Ltd. (A)	4.200	08-04-27	4,100,000	3,941,904
Adani Ports & Special Economic Zone, Ltd. (A)	4.375	07-03-29	3,500,000	3,255,445
Export-Import Bank of India (A)	5.500	01-13-35	7,500,000	7,546,576
IRB Infrastructure Developers, Ltd. (A)	7.110	03-11-32	5,100,000	5,050,300
JSW Hydro Energy, Ltd.	4.125	05-18-31	3,124,000	2,811,590
Shriram Finance, Ltd. (A)	6.625	04-22-27	3,950,000	3,969,746
Indonesia 5.7%				61,749,175
Freeport Indonesia PT (B)	6.200	04-14-52	10,100,000	9,663,108
Indika Energy Tbk PT (A)	8.750	05-07-29	5,300,000	5,099,189
Indonesia Asahan Aluminium PT	5.450	05-15-30	6,900,000	6,941,014
Pertamina Persero PT	6.000	05-03-42	11,900,000	11,450,854
Pertamina Persero PT (A)	6.000	05-03-42	14,300,000	13,760,269
Pertamina Persero PT (A)	6.450	05-30-44	8,500,000	8,524,820
Pertamina Persero PT	6.450	05-30-44	1,000,000	1,002,920
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.875	07-17-49	6,700,000	5,307,001
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	5

	Rate (%)	Maturity date	Par value^	Value
Luxembourg 4.0%				$42,803,131
Ambipar Lux Sarl (A)	9.875	02-06-31	5,514,000	5,110,887
Ambipar Lux Sarl (A)	10.875	02-05-33	2,250,000	2,104,223
FORESEA Holding SA (A)	7.500	06-15-30	164,787	156,648
Greensaif Pipelines Bidco Sarl (A)	6.103	08-23-42	11,375,000	11,184,594
Movida Europe SA (B)	7.850	04-11-29	4,800,000	4,276,731
Oceanica Lux (A)	13.000	10-02-29	7,350,000	6,611,323
OHI Group SA	13.000	07-22-29	5,400,000	5,458,320
Raizen Fuels Finance SA (A)	6.950	03-05-54	3,000,000	2,753,847
Rede D’Or Finance Sarl (A)	4.500	01-22-30	4,265,000	4,016,481
Rede D’Or Finance Sarl	4.500	01-22-30	1,200,000	1,130,077
Malaysia 0.8%				8,518,906
Petronas Capital, Ltd. (A)	5.848	04-03-55	8,600,000	8,518,906
Mauritius 1.1%				12,002,648
Diamond II, Ltd.	7.950	07-28-26	3,100,000	3,119,905
Greenko Wind Projects Mauritius, Ltd. (A)	7.250	09-27-28	5,000,000	4,963,980
MTN Mauritius Investments, Ltd.	6.500	10-13-26	3,900,000	3,918,763
Mexico 5.6%				60,525,707
Banco Mercantil del Norte SA (7.500% to 6-27-29, then 10 Year CMT + 5.470%) (A)(G)	7.500	06-27-29	2,200,000	2,181,849
Banco Mercantil del Norte SA (7.500% to 6-27-29, then 10 Year CMT + 5.470%) (B)(G)	7.500	06-27-29	1,630,000	1,616,552
Banco Mercantil del Norte SA (8.375% to 5-20-31, then 5 Year CMT + 4.072%) (A)(G)	8.375	05-20-31	3,000,000	2,976,809
BBVA Bancomer SA (A)	5.250	09-10-29	2,550,000	2,558,925
Coca-Cola Femsa SAB de CV	5.100	05-06-35	8,600,000	8,421,464
Credito Real SAB de CV (F)(G)	9.125	11-29-27	3,500,000	26,250
Credito Real SAB de CV (A)(F)	9.500	02-07-26	11,760,000	1,338,406
FIEMEX Energia (A)	7.250	01-31-41	3,827,864	3,777,145
FIEMEX Energia	7.250	01-31-41	1,401,893	1,383,318
Gruma SAB de CV (A)(B)	5.761	12-09-54	6,700,000	6,189,238
Metalsa Sapi De CV	3.750	05-04-31	5,400,000	4,323,078
Mexico City Airport Trust (A)	5.500	10-31-46	7,100,000	5,704,016
Mexico City Airport Trust	5.500	10-31-46	2,000,000	1,606,765
Mexico City Airport Trust (A)	5.500	07-31-47	6,400,000	5,104,000
Mexico City Airport Trust	5.500	07-31-47	7,200,000	5,742,000
Trust Fibra Uno (A)	6.950	01-30-44	6,000,000	5,078,293
Trust Fibra Uno (A)	7.375	02-13-34	2,550,000	2,497,599
Morocco 0.8%				9,093,975
OCP SA	3.750	06-23-31	5,000,000	4,412,500
OCP SA	6.875	04-25-44	5,000,000	4,681,475
Netherlands 2.4%				26,065,907
Arcos Dorados BV (A)	6.375	01-29-32	3,600,000	3,671,280
Braskem Netherlands Finance BV	5.875	01-31-50	15,200,000	10,065,940
Prosus NV (A)	4.027	08-03-50	8,870,000	5,703,916
Prosus NV	4.027	08-03-50	2,600,000	1,671,948
Yinson Boronia Production BV (A)	8.947	07-31-42	4,757,664	4,952,823
Nigeria 0.7%				7,858,879
Africa Finance Corp. (A)	5.550	10-08-29	8,000,000	7,858,879
Oman 0.7%				7,247,013
EDO Sukuk, Ltd. (A)	5.662	07-03-31	7,202,000	7,247,013
Panama 0.3%				3,344,565
AES Panama Generation Holdings SRL (A)	4.375	05-31-30	3,318,585	2,926,494
AES Panama Generation Holdings SRL	4.375	05-31-30	474,084	418,071
Peru 4.1%				44,943,909
Atlantica Transmision Sur SA (A)	6.875	04-30-43	5,603,750	5,839,752
6	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Peru (continued)
Atlantica Transmision Sur SA	6.875	04-30-43	2,196,670	$2,289,183
Banco BBVA Peru SA (6.200% to 6-7-29, then 5 Year CMT + 2.002%) (A)(B)	6.200	06-07-34	6,000,000	6,120,618
Banco de Credito del Peru S.A. (6.450% to 7-30-30, then 5 Year CMT + 2.486%) (A)	6.450	07-30-35	5,500,000	5,580,520
Consorcio Transmantaro SA (A)(B)	5.200	04-11-38	5,000,000	4,686,904
Consorcio Transmantaro SA (B)	5.200	04-11-38	1,500,000	1,406,071
Niagara Energy SAC (A)	5.746	10-03-34	3,625,000	3,560,276
Petroleos del Peru SA	4.750	06-19-32	7,500,000	5,586,993
Petroleos del Peru SA (A)	5.625	06-19-47	9,180,000	5,567,541
Petroleos del Peru SA	5.625	06-19-47	7,100,000	4,306,051
Poland 0.6%				6,574,230
ORLEN SA (A)	6.000	01-30-35	6,500,000	6,574,230
Saudi Arabia 0.4%				4,759,634
Gaci First Investment Company (B)	5.375	01-29-54	5,500,000	4,759,634
Singapore 0.8%				8,731,398
LLPL Capital Pte, Ltd. (A)	6.875	02-04-39	5,205,298	5,172,561
LLPL Capital Pte, Ltd.	6.875	02-04-39	1,236,240	1,228,465
Medco Bell Pte, Ltd. (A)	6.375	01-30-27	1,805,000	1,806,839
Medco Bell Pte, Ltd.	6.375	01-30-27	523,000	523,533
Togo 0.5%				5,373,076
Banque Ouest Africaine de Developpement (A)(B)	5.000	07-27-27	4,200,000	4,103,076
Banque Ouest Africaine de Developpement	5.000	07-27-27	1,300,000	1,270,000
Turkey 0.8%				9,158,642
Turkcell Iletisim Hizmetleri AS (A)	7.450	01-24-30	6,600,000	6,682,500
Ulker Biskuvi Sanayi AS (A)	7.875	07-08-31	2,443,000	2,476,142
United Kingdom 1.7%				18,010,333
Biocon Biologics Global PLC (A)	6.670	10-09-29	7,800,000	7,258,246
IHS Holding, Ltd. (A)(B)	6.250	11-29-28	5,800,000	5,593,184
IHS Holding, Ltd.	6.250	11-29-28	1,700,000	1,639,381
MARB BondCo PLC (A)	3.950	01-29-31	4,000,000	3,519,522
United States 0.8%				8,571,937
Kosmos Energy, Ltd. (A)(B)	8.750	10-01-31	5,400,000	4,145,787
Sasol Financing USA LLC	5.500	03-18-31	5,400,000	4,426,150
Uzbekistan 0.4%				4,452,889
Navoi Mining & Metallurgical Combinat (A)	6.700	10-17-28	4,408,000	4,452,889
Venezuela 0.3%				3,357,100
Petroleos de Venezuela SA (F)	6.000	11-15-26	28,450,000	3,357,100

	Par value^	Value
Escrow certificates 0.1%		$667,000
(Cost $7,076,382)
Unifin Financiera SAB de CV (D)	11,500,000	667,000

	Shares	Value
Common stocks 0.1%		$602,727
(Cost $9,929,583)
Canada 0.0%		238,249
Frontera Energy Corp. (B)	56,728	238,249
Luxembourg 0.1%		364,478
FORESEA Holding SA, Class B (A)(D)	1,602	36,446
FORESEA Holding SA, Class C (A)(D)	14,419	328,032
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	7

	Shares	Value
Mexico 0.0%		$0
Unifin Financiera SAB de CV (D)(H)	1,551,287	0

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 7.1%				$77,039,110
(Cost $77,035,401)
U.S. Government Agency 4.1%				43,935,598
Federal Agricultural Mortgage Corp. Discount Note	4.150	06-02-25	15,609,000	15,603,530
Federal Home Loan Bank Discount Note	4.150	06-02-25	28,342,000	28,332,068

	Yield (%)	Shares	Value
Short-term funds 3.0%			33,103,512
John Hancock Collateral Trust (I)	4.2439(J)	3,309,491	33,103,512

Total investments (Cost $1,135,649,766) 98.1%	$1,061,448,878
Other assets and liabilities, net 1.9%	20,951,386
Total net assets 100.0%	$1,082,400,264

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
DOP	Dominican Republic Peso
EUR	Euro

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $459,293,053 or 42.4% of the fund’s net assets as of 5-31-25.
(B)	All or a portion of this security is on loan as of 5-31-25. The value of securities on loan amounted to $32,158,589.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	Non-income producing security.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Non-income producing - Issuer is in default.
(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(J)	The rate shown is the annualized seven-day yield as of 5-31-25.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following sector composition as a percentage of net assets on 5-31-25:
Foreign government obligations	42.2%
Energy	13.2%
Materials	7.1%
Utilities	7.0%
Financials	6.4%
Industrials	4.5%
Communication services	2.9%
U.S. Government	2.5%
Consumer staples	1.9%
Consumer discretionary	1.8%
Health care	1.2%
Information technology	0.3%
Short-term investments and other	9.0%
TOTAL	100.0%
8	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	410	Long	Sep 2025	$45,049,517	$45,471,563	$422,046
Ultra U.S. Treasury Bond Futures	200	Long	Sep 2025	22,723,842	23,256,250	532,408
						$954,454
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	6,800,000	USD	7,762,254	RBCD	6/18/2025	—	$(33,745)
JPY	3,152,995,160	EUR	19,600,000	BMO	6/18/2025	—	(327,255)
MXN	460,870,500	USD	22,231,519	CITI	6/18/2025	$1,484,315	—
MXN	219,254,568	USD	10,706,322	MSCS	6/18/2025	576,251	—
USD	61,234,718	CNY	440,571,975	RBCD	6/18/2025	—	(84,788)
USD	26,150,000	CNY	189,747,015	SSB	6/18/2025	—	(259,290)
USD	9,721,563	EUR	8,940,000	MSCS	6/18/2025	—	(439,153)
USD	22,070,000	MXN	451,170,389	CITI	6/18/2025	—	(1,146,678)
USD	21,675,000	MXN	439,538,668	MSCS	6/18/2025	—	(943,124)
USD	31,975,000	MXN	646,593,120	SSB	6/18/2025	—	(1,297,894)
USD	22,364,849	MXN	460,870,500	TD	6/18/2025	—	(1,350,985)
USD	10,700,000	ZAR	199,330,300	CITI	6/18/2025	—	(372,428)
ZAR	199,330,300	USD	10,899,790	SSB	6/18/2025	172,637	—
						$2,233,203	$(6,255,340)

Derivatives Currency Abbreviations
CNY	Chinese Yuan Renminbi
EUR	Euro
JPY	Japanese Yen
MXN	Mexican Peso
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
BMO	Bank of Montreal
CITI	Citibank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBCD	RBC Dominion Securities, Inc.
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	9

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2025, by major security category or type:
	Total value at 5-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$27,265,336	—	$27,265,336	—
Foreign government obligations	456,304,246	—	456,304,246	—
Corporate bonds	499,570,459	—	499,570,459	—
Escrow certificates	667,000	—	667,000	—
Common stocks	602,727	$238,249	364,478	—
Short-term investments	77,039,110	33,103,512	43,935,598	—
Total investments in securities	$1,061,448,878	$33,341,761	$1,028,107,117	—
Derivatives:
Assets
Futures	$954,454	$954,454	—	—
Forward foreign currency contracts	2,233,203	—	$2,233,203	—
Liabilities
Forward foreign currency contracts	(6,255,340)	—	(6,255,340)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	3,309,491	$34,509,099	$171,304,431	$(172,718,640)	$4,605	$4,017	$207,189	—	$33,103,512
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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